T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
DISTRICT OF COLUMBIA 1.4%
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/24  1,000 1,148
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/25 (1) 1,000 1,186
2,334
MARYLAND 98.1%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/21  325 326
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 546
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/21  1,000 1,016
Baltimore City, Convention Center Hotel, 5.00%, 9/1/21  1,000 1,003
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22  900 914
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  1,550 1,591
Baltimore City, Harbor Point, Series A, 2.60%, 6/1/21 (2) 130 130
Baltimore City, Harbor Point, Series A, 2.65%, 6/1/22 (2) 100 101
Baltimore City, Harbor Point, Series A, 2.70%, 6/1/23 (2) 100 102
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (2) 190 195
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (2) 125 129
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (2) 135 141
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/21  55 55
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (3) 110 124
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/23  1,000 1,100
Baltimore City, Water Project, Series A, 5.00%, 7/1/22  730 769
Baltimore City, Water Project, Series A, 5.00%, 7/1/23  400 440
Baltimore County, BAN, GO, 4.00%, 3/23/22  255 263
Baltimore County, GO, 5.00%, 3/1/23  100 109
Baltimore County, 2019 Crossover, GO, 5.00%, 11/1/21  2,800 2,857
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/22  1,090 1,153
Baltimore County, Oak Crest Village, 5.00%, 1/1/22  20 21
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  715 764
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  55 61
Baltimore County, Riderwood Village, 4.00%, 1/1/23  815 858
Baltimore County, Riderwood Village, 4.00%, 1/1/24  1,045 1,132
Cecil County, Consolidated Public Improvement, GO, 5.00%,
8/1/22  2,185 2,309
Charles County, GO, 5.00%, 10/1/22  15 16
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/21  1,035 1,052

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/22  1,000 1,065
Frederick County, GO, 4.00%, 8/1/21  40 40
Frederick County, Series A, 5.00%, 7/1/21  1,890 1,897
Frederick County, Series A, 5.00%, 7/1/22  830 872
Frederick County, Series A, 5.00%, 7/1/23  1,000 1,095
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,137
Frederick County, Series A, GO, 5.00%, 2/1/22  75 77
Frederick County, Public Fac., Series A, GO, 5.00%, 8/1/22  1,250 1,321
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  2,515 2,831
Harford County, Beechtree Estates Project, 3.00%, 7/1/21  110 110
Harford County, Beechtree Estates Project, 3.00%, 7/1/22  105 108
Harford County, Beechtree Estates Project, 4.00%, 7/1/23  200 215
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/22  275 288
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/23  275 301
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 296
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 277
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  585 586
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 146
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 156
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/22  1,055 1,091
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/23  1,180 1,278
Howard County, Metropolitan District, Series E, GO, 5.00%,
2/15/23  100 108
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  240 247
Maryland, Series A, GO, 5.00%, 8/1/21  2,270 2,288
Maryland, Series A, GO, 5.00%, 3/1/22  3,225 3,343
Maryland, Series A, GO, 5.00%, 3/15/23  40 43
Maryland, Series B, GO, 5.00%, 8/1/21  365 368
Maryland, Series B, GO, 5.00%, 8/1/22  500 529
Maryland, Series B, GO, 5.00%, 8/1/24 (Prerefunded 8/1/22) (3) 105 111
Maryland, Series B, GO, 5.00%, 8/1/27  2,270 2,862
Maryland, Series C, GO, 5.00%, 8/1/22  240 254
Maryland, Series C, GO, 5.00%, 6/1/23  225 247
Maryland, Series C, GO, 5.00%, 8/1/23  50 55
Maryland CDA, Series C, 1.40%, 9/1/21  245 246

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 1.55%, 7/1/21  1,445 1,446
Maryland CDA, Series C, 5.00%, 9/1/26  850 1,033
Maryland CDA, Series C, 5.00%, 9/1/27  1,035 1,289
Maryland CDA, Series D, 0.20%, 9/1/21  605 605
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%,
6/1/24  950 1,052
Maryland DOT, 4.00%, 9/1/23  20 22
Maryland DOT, 4.00%, 6/1/25  2,045 2,122
Maryland DOT, 5.00%, 9/1/21  1,755 1,776
Maryland DOT, 5.00%, 10/1/21  2,850 2,896
Maryland DOT, 5.00%, 2/1/22  1,070 1,105
Maryland DOT, 5.00%, 10/1/22  2,175 2,317
Maryland DOT, 5.00%, 5/1/23  50 55
Maryland DOT, COP, 5.00%, 6/15/24 (4) 750 852
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/23  160 171
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  205 224
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 336
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 399
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  250 290
Maryland Economic Dev., Morgan State Univ. Student Housing,
4.00%, 7/1/21  550 551
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  2,000 2,033
Maryland Economic Dev., Public Health Laboratory, 4.00%, 6/1/23  750 750
Maryland Economic Dev., Public Health Laboratory, 5.00%, 6/1/26  1,850 1,850
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%,
3/31/24 (4) 1,395 1,426
Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%,
9/30/26 (4) 1,310 1,339
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/26 (4) 100 120
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,525 1,588
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/21  250 250
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22  500 511
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  675 702
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/21  540 540
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  535 556
Maryland Economic Dev., Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/21 (5) 500 501
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (5) 1,000 1,160
Maryland Economic Dev., Univ. of Maryland College Park Student
Housing, 4.00%, 6/1/21  1,150 1,150
Maryland Economic Dev., Univ. of Maryland College Park Student
Housing, 4.00%, 6/1/22 (5) 1,075 1,114

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Student Housing,
4.00%, 7/1/22  600 616
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/22  550 561
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 527
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/21  2,000 2,006
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/22  1,125 1,171
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/23  1,475 1,587
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22  330 347
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23  310 326
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23  905 987
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  35 40
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (3) 460 506
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  695 731
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 355
Maryland HHEFA, Frederick Memorial Hosp., Series A, 5.00%,
7/1/23 (Prerefunded 7/1/22) (3) 385 405
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23  100 105
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%,
7/1/21  1,995 2,003
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (3) 35 35
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
5.00%, 7/1/23  490 514
Maryland HHEFA, Greater Baltimore Medical Center, Unrefunded
Balance, Series C, 5.25%, 7/1/24  190 191
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/26  1,000 1,171
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%, 7/1/21  15 15
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%, 7/1/22  1,730 1,822
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/22  50 52
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/23  20 22
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/43 (Prerefunded 5/15/23) (3) 2,010 2,201
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/23  40 43
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/21  75 75
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/22  25 26
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/23  10 11
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/24  15 17
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  40 47
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  15 18
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/24 (Prerefunded
7/1/21) (3) 520 522
Maryland HHEFA, LifeBridge Health, 6.00%, 7/1/22 (Prerefunded
7/1/21) (3) 100 100

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/21  535 543
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/22  1,710 1,817
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/23  660 731
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/21  225 225
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22  280 293
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/23  295 322
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  530 555
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  225 258
Maryland HHEFA, MedStar Health, Series 2011, 5.00%, 8/15/21  2,000 2,020
Maryland HHEFA, MedStar Health, Series 2015, 5.00%, 8/15/21  3,100 3,131
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23  2,045 2,261
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27  350 364
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24  180 189
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/21  690 693
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22  600 631
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23  750 823
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,000 1,169
Maryland HHEFA, Peninsula Regional Medical Center, 4.00%,
7/1/22  70 73
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/34 (Prerefunded 7/1/24) (3) 1,000 1,144
Maryland HHEFA, Pooled Loan Program, Series B, VRDN, 0.05%,
4/1/35  300 300
Maryland HHEFA, Saint John's College, 4.00%, 10/1/21  100 101
Maryland HHEFA, Saint John's College, 4.00%, 10/1/22  165 172
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/23  50 55
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  125 152
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (6)(7) 2,085 2,206
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  525 605
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  1,675 2,038
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.02%, 7/1/41  325 325
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21 (6) 3,250 3,263
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (6) 525 552
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (6) 1,000 1,099
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (6) 175 200
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (3) 50 58
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (3) 380 437

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3) 1,500 1,725
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  250 287
Maryland National Capital Park & Planning Commission, Park
Acquisition & Dev. Project, Series A, GO, 5.00%, 11/1/22  895 957
Maryland Stadium Auth., 5.00%, 5/1/23  50 54
Maryland Stadium Auth., 5.00%, 5/1/24  20 23
Maryland Stadium Auth., 5.00%, 5/1/25  120 140
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/22  675 700
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/23  1,125 1,219
Maryland State Transportation Auth., 5.00%, 7/1/21  40 40
Maryland State Transportation Auth., 5.00%, 7/1/23  50 55
Maryland State Transportation Auth., Series A, 5.00%, 7/1/23  1,355 1,491
Maryland State Transportation Auth., Series A, 5.00%, 7/1/25  1,240 1,470
Maryland Transportation Auth., 4.00%, 7/1/24  1,010 1,051
Maryland Transportation Auth., 5.00%, 7/1/22  975 1,027
Maryland Transportation Auth., BWI Parking, 5.00%, 3/1/23
(Prerefunded 3/1/22) (3)(4) 2,720 2,816
Montgomery County, Series A, GO, 5.00%, 11/1/23  300 335
Montgomery County, Series B, GO, 5.00%, 6/1/21  90 90
Montgomery County, Series B, GO, 5.00%, 11/1/21  1,000 1,020
Montgomery County, Department of Liquor Control, Series A,
5.00%, 4/1/24  705 708
Montgomery County, MetroRail Garage Project, 5.00%, 6/1/21  1,250 1,250
Montgomery County, Public Fac. Project, Series A, COP, 5.00%,
10/1/21  610 620
Montgomery County, Public Fac. Project, Series A, COP, 5.00%,
10/1/22  4,960 5,283
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25 (Prerefunded 11/1/23) (3) 2,000 2,136
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/22 (6) 1,110 1,168
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23
(Prerefunded 7/1/22) (3) 320 337
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24
(Prerefunded 7/1/22) (3) 600 631
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28
(Prerefunded 7/1/22) (3) 110 116
Prince County George's, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/1/21  20 20
Prince County George's, Consolidated Public Improvement,
Series C, GO, 4.00%, 8/1/26 (Prerefunded 8/1/23) (3) 650 704
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 3/1/22  525 544
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/23  2,045 2,255

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23  1,065 1,177
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/21  790 799
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/22  300 312
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 466
Rockville, Ingleside at King Farm Project, Series A-2, 4.00%,
11/1/21  100 101
Univ. System of Maryland, Series A, 5.00%, 4/1/24  1,130 1,280
Univ. System of Maryland, Series D, 4.00%, 10/1/23  2,020 2,123
Washington Suburban Sanitary Commission, 5.00%, 6/1/24  1,065 1,216
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 5.00%, 6/1/21  1,765 1,765
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 5.00%, 6/1/22  2,000 2,098
168,865
PUERTO RICO 0.1%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/22  100 104
104
Total Investments in Securities 99.6%
(Cost $169,811) $ 171,303
Other Assets Less Liabilities 0.4% 754
Net Assets 100.0% $ 172,057
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $798 and represents 0.5% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F90-054Q1 05/21